Vessels and other fixed assets, net, Advances for vessels under construction and Vessel held for sale (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Vessels and other fixed assets, net - Schedules of vessels and other fixed assets, net (Table)

	Cost	Accumulated depreciation	Net Book Value
Balance, December 31, 2022	$3,843,686	$(962,135)	$2,881,551
- Acquisition of vessels, vessel improvements, vessel upgrades and other vessel costs	20,856	-	20,856
- Other fixed assets	151	-	151
- Vessel total loss	(27,570)	1,580	(25,990)
- Vessel sales	(275,772)	110,404	(165,368)
- Vessel transferred to held for sale	(34,812)	19,622	(15,190)
- Impairment loss	(17,838)	-	(17,838)
- Depreciation for the period	-	(138,429)	(138,429)
Balance, December 31, 2023	$3,508,701	$(968,958)	$2,539,743
- Acquisition of vessels, vessel improvements, vessel upgrades and other vessel costs	1,048,220	-	1,048,220
- Other fixed assets	404	-	404
- Vessel sales	(304,727)	90,572	(214,155)
- Impairment loss	(1,800)	-	(1,800)
- Depreciation for the period	-	(164,055)	(164,055)
Balance, December 31, 2024	$4,250,798	$(1,042,441)	$3,208,357

Vessels and other fixed assets, net and Advances for vessels under construction - Vessels under construction (Table)
Balance, December 31, 2023	$—
- Pre-delivery yard installments and capitalized expenses	26,274
- Capitalized interest and finance costs	1,252
Balance, December 31, 2024	$27,526